Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment

7. Property and Equipment

Property and equipment consists of the following as of December 31:

	2013	2012
		(Restated)
Building, leased	$7,965	$7,965
Computers and related equipment	13,954	10,521
Purchased software and licenses	17,556	12,605
Software developed	16,182	13,363
Furniture and fixtures	2,717	2,406
Leasehold improvements	1,730	1,690
Other equipment	1,922	1,941
Vehicles	111	111
Construction in progress	1,781	—

Total property and equipment, at cost	63,918	50,602

Accumulated depreciation and amortization	(36,474)	(30,146)

Property and equipment, net	$27,444	$20,456

Depreciation and amortization expense on property and equipment was $7,850, $8,225 and $6,945 for the years ended December 31, 2013, 2012 and 2011, respectively. Property and equipment at December 31, 2013 and 2012 includes fixed assets acquired under capital lease agreements of $8,463 and $3,893, respectively. Accumulated depreciation of assets under capital leases totaled $2,033 and $1,392 as of December 31, 2013 and 2012, respectively. Amortization of assets under capital leases is included in depreciation expense.

The Company capitalized software development costs of $2,751 and $3,089 for the years ended December 31, 2013 and 2012, respectively. Amortization of capitalized software development costs totaled $2,618, $3,145 and $2,009 during the years ended December 31, 2013, 2012 and 2011, respectively. The net book value of capitalized software development costs was $4,170 and $3,969 at December 31, 2013 and 2012, respectively.

During 2012, the Company determined it was no longer probable that certain software developed for internal use and certain purchased software would produce expected cash flows for the remainder of their respective useful lives. As a result, the Company recognized an impairment charge related to these long-lived assets totaling $1,051 for the year ended December 31, 2012.

In 2011, the Company traded in used computer equipment in a purchase of servers, computers, software, and services. The assets transferred were accounted for at fair value. The Company recognized a gain on the exchange of $178 which is presented in “Other expense.”